INCOME TAXES - Summary of Source Differences Between Income Taxes at the Federal Statutory Rate and the Provision for Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax benefit at the statutory rate					$ (4,346,294)	$ (2,967,112)
Increase (decrease) in taxes resulting from:
State taxes					(400,290)	(767,514)
Stock-based compensation					82,430	102,560
Research and development tax credits					(418,321)	(73,558)
Other					(167,497)	24,868
Change in valuation allowance					5,249,972	3,680,756
Total income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0